John Hancock
Tax-Free Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.6%				$503,325,215
(Cost $458,079,545)
Alabama 0.2%				1,198,077
Southeast Energy Authority A Cooperative District Commodity Supply Revenue Alabama Project No. 1, Series A	4.000	11-01-51	1,000,000	1,198,077
Alaska 0.9%				4,519,322
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,563,675
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,372,317
Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, Series B-1, Class 2	4.000	06-01-50	500,000	583,330
Arizona 1.6%				7,867,522
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,198,139
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	545,565
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,289,630
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,282,446
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	623,090
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	928,652
California 7.1%				35,276,524
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,174,422
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,063,198
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,830,207
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,222,718
California State Public Works Board Lease Revenue, Series A (B)	5.000	08-01-26	1,500,000	1,777,933
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,132,721
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,083,271
County of Sacramento Airport System Revenue	4.000	07-01-39	1,900,000	2,278,312
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	1,285,000	1,347,881
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,133,169
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,099,760
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,641,850
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,929,014
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,105,750
San Diego Unified School District Series I, GO (C)	3.539	07-01-39	1,250,000	666,266
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,734,303
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	$5,055,749
Colorado 3.8%				19,123,456
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,360,741
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-37	500,000	587,449
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-47	1,125,000	1,321,760
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,888,643
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,876,475
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,449,274
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	6.998	12-01-37	5,000,000	1,639,114
Connecticut 1.4%				6,967,280
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M (B)	4.000	07-01-42	2,000,000	2,301,094
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,832,961
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	250,000	302,226
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,265,902
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,265,097
Delaware 0.6%				2,788,393
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,446,514
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,341,879
District of Columbia 3.3%				16,293,201
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	2,007,179
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	1,550,000	1,721,541
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(C)	1.705	10-01-33	6,565,000	5,335,628
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(C)	1.834	10-01-35	6,470,000	4,990,337
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,238,516
Florida 5.5%				27,372,154
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,264,546
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,146,156
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,252,296
County of Lee Airport Revenue Series A, AMT	5.000	10-01-32	2,750,000	3,687,601
County of Miami-Dade Seaport Department Series A-1, AMT (A)(B)	4.000	10-01-45	1,000,000	1,161,521
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,459,784
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B (B)	4.000	11-15-51	1,500,000	$1,745,797
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,751,923
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,797,183
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,952,871
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,044,625
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	1,250,000	1,599,919
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	455,000	507,932
Georgia 3.3%				16,714,345
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	1,143,280
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,235,143
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	2,063,665
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,221,494
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,318,857
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,749,801
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,982,105
Guam 0.2%				1,100,551
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,100,551
Hawaii 0.1%				617,224
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	617,224
Illinois 11.2%				56,172,590
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,697,844
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,312,308
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-34	1,000,000	1,285,908
Chicago O’Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,132,436
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,830,757
Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	4,448,356
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,248,886
City of Chicago Series A, GO	5.000	01-01-33	540,000	547,252
City of Chicago Series A, GO	5.250	01-01-35	1,000,000	1,010,250
City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,578,847
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,415,447
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	$541,685
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,095,526
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	41,131
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,948,591
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,000,000	2,565,416
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,359,072
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(C)	0.487	01-01-22	2,440,000	2,435,956
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A (B)	4.000	12-15-47	1,000,000	1,140,339
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	884,366
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,115,590
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,276,902
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,789,503
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,193,734
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,423,262
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,319,262
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,142,298
State of Illinois, GO	5.000	05-01-25	2,000,000	2,230,212
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,086,650
State of Illinois, GO	5.500	07-01-38	1,000,000	1,074,804
Kentucky 0.9%				4,456,617
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,520,884
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	552,302
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	701,986
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	681,445
Louisiana 1.8%				9,111,382
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,168,420
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	785,902
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,977,193
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,206,805
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	593,891
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,232,689
St. James Parish Nustar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,146,482
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Maryland 1.2%				$5,923,371
Howard County Series A, GO	4.000	08-15-39	1,000,000	1,218,465
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,144,304
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,149,180
University System of Maryland Auxiliary Facility & Tuition Revenue, Series A	4.000	04-01-47	2,000,000	2,411,422
Massachusetts 5.6%				27,782,258
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,917,304
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,218,897
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,586,045
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,833,939
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	2,060,000	2,248,069
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,084,297
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,768,622
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,122,081
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	105,000	108,053
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	394,288
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,291,916
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,511,895
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,254,664
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,234,242
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,207,946
Michigan 2.8%				14,215,007
City of Detroit, GO	5.000	04-01-24	300,000	330,269
City of Detroit, GO	5.000	04-01-26	660,000	768,841
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,731,594
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,116,929
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,806,954
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	634,803
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,255,121
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	280,656
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,607,768
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,682,072
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota 0.6%				$2,787,365
Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,231,146	1,294,520
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,492,845
Mississippi 0.6%				2,848,306
Mississippi Business Finance Corp. System Energy Resources, Inc., Project	2.375	06-01-44	1,595,000	1,603,514
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,244,792
Nevada 0.2%				1,214,454
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,214,454
New Jersey 4.2%				21,116,169
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,716,255
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,317,054
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	2,034,216
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,196,538
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,669,954
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,567,738
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,250,523
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-40	1,000,000	1,152,853
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-41	1,000,000	1,149,927
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(C)	1.794	12-15-31	750,000	622,929
State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,260,509
State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,206,616
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,971,057
New Mexico 0.6%				3,156,682
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,156,682
New York 11.3%				56,651,077
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	2,019,278
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,810,695
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,150,415
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,460,000	1,466,583
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,516,801
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,693,777
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,487,306
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	$525,646
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,518,568
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	442,417
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,322,137
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	417,553
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	294,213
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	390,460
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,545,655
New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,899,021
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,063,749
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,023,374
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	2,815,207
New York Power Authority Series A	4.000	11-15-45	500,000	592,259
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	1,142,976
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,204,137
New York State Dormitory Authority Teachers College (B)	4.000	07-01-46	750,000	858,560
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,371,607
New York Transportation Development Corp. American Airlines, Inc., AMT	2.250	08-01-26	500,000	516,016
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,274,977
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,796,605
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	535,855
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	690,024
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,139,531
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,174,925
Niagara Area Development Corp. Covanta Project, Series A, AMT (D)	4.750	11-01-42	1,500,000	1,582,918
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,640,194
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,201,258
Triborough Bridge & Tunnel Authority New York Payroll Mobility, Series A-1	4.000	05-15-46	250,000	296,186
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	587,317
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	642,877
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio 3.5%				$17,758,262
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,296,988
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	1,168,873
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,112,838
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,792,420
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,149,385
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	2,075,431
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,564,419
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	1,159,195
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	856,160
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,582,553
Oklahoma 1.5%				7,484,997
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,523,663
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,641,296
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,165,126
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,154,912
Oregon 0.8%				4,197,240
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,233,419
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,963,821
Pennsylvania 3.1%				15,348,828
Allegheny County Airport Authority Series A, AMT	5.000	01-01-56	2,000,000	2,494,754
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	603,047
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,485,561
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,226,305
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,451,296
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	1,001,287
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,263,858
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,849,247
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	2,973,473
Puerto Rico 2.9%				14,594,187
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA	6.000	07-01-41	2,500,000	2,571,875
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.139	07-01-31	2,843,000	2,301,822
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.463	07-01-46	985,000	$327,895
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,209,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,324,000	1,511,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	3,402,851
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	2,268,567
Rhode Island 0.5%				2,526,574
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,526,574
South Carolina 0.2%				1,049,283
South Carolina Jobs-Economic Development Authority Green Bond Last Step Recycling Project, Series A, AMT (D)	6.250	06-01-40	1,000,000	1,049,283
Tennessee 1.5%				7,370,391
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,427,711
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,272,377
Tennessee Energy Acquisition Corp. Commodity Project Revenue, Series A	5.000	05-01-52	2,000,000	2,670,303
Texas 10.0%				49,931,867
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	575,689
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	573,773
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,242,899
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,277,814
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,189,845
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	5,340,406
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	1,315,000	1,405,375
City of Houston Combined Utility System Revenue Series C	3.000	11-15-47	1,500,000	1,623,164
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,339,415
County of Collin, GO	3.000	02-15-38	1,000,000	1,100,197
County of Collin, GO	3.000	02-15-39	1,000,000	1,097,350
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,529,626
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,401,960
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,980
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,108,612
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	210,902
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	456,179
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	$1,187,258
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	503,249
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,958,747
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,937,728
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,789,607
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	647,969
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	406,884
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,426,239
Utah 1.8%				9,040,584
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,406,979
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,184,824
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	727,192
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-29	600,000	721,165
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	551,453
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-44	500,000	583,512
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-48	500,000	581,023
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,284,436
Virgin Islands 0.1%				501,247
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,247
Virginia 1.6%				8,237,560
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,920,950
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,197,697
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A	3.000	02-01-41	2,000,000	2,203,212
Virginia Small Business Financing Authority LifeSpire of Virginia, Inc.	4.000	12-01-51	1,000,000	1,119,191
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,796,510
Washington 1.7%				8,286,977
City of Seattle Series A, GO	4.000	12-01-38	885,000	1,095,669
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,206,431
Lakewood Water District Series B	3.125	12-01-48	2,420,000	2,598,040
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,216,835
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	996,537	$1,170,002
West Virginia 0.7%				3,353,552
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,051,576
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	2,301,976
Wisconsin 1.7%				8,370,339
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,692,201
Public Finance Authority Mary’s Woods at Marylhurst (D)	5.250	05-15-47	1,015,000	1,120,160
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	780,000	821,169
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,090,043
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,296,214
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	350,552

	Yield (%)	Shares	Value
Short-term investments 0.7%			$3,268,118
(Cost $3,267,847)
Short-term funds 0.7%
John Hancock Collateral Trust (E)	0.0356(F)	326,580	3,268,118
Total investments (Cost $461,347,392) 101.3%			$506,593,333
Other assets and liabilities, net (1.3%)			(6,430,793)
Total net assets 100.0%			$500,162,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-21.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Assured Guaranty Corp.	2.5
National Public Finance Guarantee Corp.	1.7
Ambac Financial Group, Inc.	0.5
California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	9.7
The fund had the following sector composition as a percentage of total investments on 8-31-21:
General obligation bonds	8.2%
12	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Revenue bonds	91.2%
Other revenue	18.6%
Health care	17.2%
Transportation	15.1%
Development	10.3%
Airport	8.0%
Utilities	6.4%
Education	5.0%
Water and sewer	4.4%
Tobacco	2.8%
Facilities	1.4%
Housing	1.2%
Pollution	0.8%
Short-term investments	0.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Dec 2021	$(59,846,087)	$(60,053,906)	$(207,819)
						$(207,819)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
14	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$503,325,215	—	$503,325,215	—
Short-term investments	3,268,118	$3,268,118	—	—
Total investments in securities	$506,593,333	$3,268,118	$503,325,215	—
Derivatives:
Liabilities
Futures	$(207,819)	$(207,819)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	326,580	$8,078,966	$19,251,311	$(24,062,309)	$46	$104	$284	—	$3,268,118
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	15